Other Operating Income - Schedule of Other Operating Income (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Other Operating Income [Abstract]
Gain on expiration of contractual obligation	¥ 1,752	¥ 1,216	¥ 1,258
Received secondment and expense contributions	330	276
Grants and contributions from non-governmental entities	328
Government grants			574
Other	473	20	127
Total	¥ 2,883	¥ 1,512	¥ 1,959